Fair Value Measurements - Level 3 Reconciliation (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Level 3 fair value assets at beginning of period	$ 60,332,973
Transfer to Level 1	(14,068,090)	$ 0
Changes in balances and fair value	0	2,830,490
Level 3 fair value assets at end of period	67,286,941	60,332,973
Level 3
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Level 3 fair value assets at beginning of period	14,068,090	11,237,600
Level 3 fair value assets at end of period	$ 0	$ 14,068,090